Share capital and Contributed Surplus - Disclosure of additional information on outstanding warrants (Details)		12 Months Ended
	Jul. 25, 2025	Sep. 30, 2025 CAD ($) $ / shares shares	Sep. 30, 2025 $ / shares	Sep. 30, 2024 shares	Sep. 30, 2023 shares
Share capital and Contributed Surplus
Number outstanding		20,207,007		11,600,589	15,507,862
Underlying Securities		1,295,113
Book value | $		$ 7,975,377
LEC's Warrants
Share capital and Contributed Surplus
Exercise Price | $ / shares		$ 0.7
Number outstanding		500,000
Conversion ratio to Common Shares		14,700 for 1
Underlying Securities		34
Book value | $		$ 425,000
Expiry Date		Apr. 29, 2026
December 2022 U.S. Underwriter Warrants
Share capital and Contributed Surplus
Exercise Price | $ / shares			$ 5.1625
Number outstanding		134,950
Conversion ratio to Common Shares		210 for 1
Underlying Securities		643
Book value | $		$ 189,592
Expiry Date		Dec. 09, 2027
July 2023 U.S. Underwriter Warrants
Share capital and Contributed Surplus
Exercise Price | $ / shares			2.66
Number outstanding		123,637
Conversion ratio to Common Shares		210 for 1
Underlying Securities		589
Book value | $		$ 204,187
Expiry Date		Jul. 21, 2028
April 2024 U.S. Underwriter Warrants
Share capital and Contributed Surplus
Exercise Price | $ / shares			0.8125
Number outstanding		76,925
Conversion ratio to Common Shares		210 for 1
Underlying Securities		366
Book value | $		$ 43,869
Expiry Date		Apr. 09, 2029
June 2024 U.S. Underwriter Warrants
Share capital and Contributed Surplus
Exercise Price | $ / shares			0.725
Number outstanding		145,000
Conversion ratio to Common Shares		210 for 1
Underlying Securities		690
Book value | $		$ 61,213
Expiry Date		Jun. 14, 2029
August 2024 U.S. Underwriter Warrants
Share capital and Contributed Surplus
Exercise Price | $ / shares			0.25
Number outstanding		353,625
Conversion ratio to Common Shares		210 for 1
Underlying Securities		1,684
Book value | $		$ 28,826
Expiry Date		Aug. 09, 2029
July 2025 Public Offering Warrants
Share capital and Contributed Surplus
Exercise Price | $ / shares		$ 10.52
Number outstanding		759,879
Conversion ratio to Common Shares		1 for 1
Underlying Securities		759,879
Book value | $		$ 3,129,057
Expiry Date		Jul. 25, 2030
July 2025 Prefunded Warrants
Share capital and Contributed Surplus
Exercise Price | $ / shares		$ 0.001
Number outstanding		31,265
Conversion ratio to Common Shares		1 for 1
Underlying Securities		31,265
Book value | $		$ 29,667
Expiry Date		Jul. 25, 2030
July 2025 Broker Warrants
Share capital and Contributed Surplus
Exercise Price | $ / shares		$ 10.52
Number outstanding		56,991
Conversion ratio to Common Shares	one for one basis	1 for 1
Underlying Securities		56,991
Book value | $		$ 451,255
Expiry Date		Jul. 25, 2030
November 2024 Issuance Costs
Share capital and Contributed Surplus
Book value | $		$ (868,653)
November 2024 U.S. Underwriter Warrants
Share capital and Contributed Surplus
Exercise Price | $ / shares			1.125
Number outstanding		194,450
Conversion ratio to Common Shares		21 for 1
Underlying Securities		9,260
Book value | $		$ 187,468
Expiry Date		Nov. 01, 2029
November 2024 Private Placement Warrants
Share capital and Contributed Surplus
Exercise Price | $ / shares			1.03
Number outstanding		3,795,200
Conversion ratio to Common Shares		21 for 1
Underlying Securities		180,724
Book value | $		$ 2,903,328
Expiry Date		Nov. 11, 2029
November 2024 PP Underwriter Warrants
Share capital and Contributed Surplus
Exercise Price | $ / shares			1.03
Number outstanding		207,260
Conversion ratio to Common Shares		21 for 1
Underlying Securities		9,870
Book value | $		$ 158,554
Expiry Date		Nov. 11, 2029
February 2025 Issuance Costs
Share capital and Contributed Surplus
Book value | $		$ (803,109)
February 21, 2025 PP Warrants
Share capital and Contributed Surplus
Exercise Price | $ / shares		$ 1.16
Number outstanding		3,787,879
Conversion ratio to Common Shares		21 for 1
Underlying Securities		180,375
Book value | $		$ 2,196,970
Expiry Date		Feb. 21, 2030
February 21, 2025 PP Underwriter Warrants
Share capital and Contributed Surplus
Exercise Price | $ / shares		$ 1.16
Number outstanding		189,394
Conversion ratio to Common Shares		21 for 1
Underlying Securities		9,019
Book value | $		$ 109,991
Expiry Date		Feb. 21, 2030
February 25, 2025 PP Warrants
Share capital and Contributed Surplus
Exercise Price | $ / shares		$ 1.16
Number outstanding		151,515
Conversion ratio to Common Shares		21 for 1
Underlying Securities		7,215
Book value | $		$ 83,939
Expiry Date		Feb. 25, 2030
February 25, 2025 PP Underwriter Warrants
Share capital and Contributed Surplus
Exercise Price | $ / shares		$ 1.16
Number outstanding		7,576
Conversion ratio to Common Shares		21 for 1
Underlying Securities		361
Book value | $		$ 4,197
Expiry Date		Feb. 25, 2030
Classified as Equity
Share capital and Contributed Surplus
Number outstanding		10,515,546
Underlying Securities		1,248,965
Book value | $		$ 7,764,412
December 2022 Public Offerings
Share capital and Contributed Surplus
Exercise Price | $ / shares			5
Number outstanding		3,226,392
Conversion ratio to Common Shares		210 for 1
Underlying Securities		15,363
Book value | $		$ 180,107
Expiry Date		Dec. 09, 2027
December 2022 Debt Settlement
Share capital and Contributed Surplus
Exercise Price | $ / shares			5
Number outstanding		56,141
Conversion ratio to Common Shares		210 for 1
Underlying Securities		267
Book value | $		$ 3,135
Expiry Date		Dec. 09, 2027
July 2023 Public Offerings
Share capital and Contributed Surplus
Exercise Price | $ / shares			2.66
Number outstanding		1,542,194
Conversion ratio to Common Shares		210 for 1
Underlying Securities		7,343
Expiry Date		Jul. 21, 2028
July 2025 warrants
Share capital and Contributed Surplus
Book value | $		$ (770,939)
July 2023 Pre-Funded Warrants
Share capital and Contributed Surplus
Exercise Price | $ / shares			0.001
Number outstanding		151,734
Conversion ratio to Common Shares		210 for 1
Underlying Securities		723
Book value | $		$ 1,469
August 2024 Public Offering
Share capital and Contributed Surplus
Exercise Price | $ / shares			$ 0.25
Number outstanding		4,715,000
Conversion ratio to Common Shares		210 for 1
Underlying Securities		22,452
Book value | $		$ 26,254
Expiry Date		Aug. 09, 2029
Classified as liability
Share capital and Contributed Surplus
Number outstanding		9,691,461
Underlying Securities		46,148
Book value | $		$ 210,965